Assets Retirement Obligations and Accrued Environmental Costs (Tables)	12 Months Ended
Dec. 31, 2015
Assets Retirement Obligations and Accrued Environmental Costs [Abstract]
Schedule of Asset Retirement Obligations and Accrual for Environmental Costs
Asset retirement obligations and accrued environmental costs at December 31 were:

	Millions of Dollars
	2015	2014

Asset retirement obligations	$3.4	3.5
Accrued environmental costs	1.6	—
Total asset retirement obligations and accrued environmental costs	5.0	3.5
Asset retirement obligations and accrued environmental costs due within one year	(0.8)	—
Long-term asset retirement obligations and accrued environmental costs	$4.2	3.5

Schedule of Change in Asset Retirement Obligation
During 2015 and 2014, our overall asset retirement obligations changed as follows:

	Millions of Dollars
	2015	2014

Balance at January 1	$3.5	2.4
Accretion of discount	0.1	0.1
New obligations	0.1	1.0
Changes in estimates of existing obligations	(0.3)	—
Balance at December 31	$3.4	3.5